Common Stock and Stockholders' Deficit - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 10,592	$ 6,163	$ 26,971	$ 16,210	$ 22,608	$ 14,081
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	383	247	981	680	905	482
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	5,680	2,839	13,954	7,373	10,235	4,615
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,711	1,072	4,461	2,190	3,403	2,160
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,818	$ 2,005	$ 7,575	$ 5,967	$ 8,065	$ 6,824